Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities, Measured at Fair Value
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	Fair Value of Assets (Liabilities) as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds	$149,553	$—	$—	$149,553
Interest rate derivatives	—	(28,442)	—	(28,442)
Total	$149,553	$(28,442)	$—	$121,111

	Fair Value of Assets (Liabilities) as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds	$45,209	$—	$—	$45,209
Interest rate derivatives	—	(14,990)	—	(14,990)
Total	$45,209	$(14,990)	$—	$30,219
Money market funds are valued using quoted market prices and are included in cash and cash equivalents on the Consolidated Statements of Financial Condition.